Derivative Financial Instruments - Notional Amounts and Fair Values of Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Notional amount	£ 222,288	£ 1,125,419
Fair value assets	3,871	19,942
Fair value liabilities	1,680	17,613
Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	97,238	1,027,125
Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	125,050	98,294
Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	73,405	62,267
Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	51,645	36,027
Exchange Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	9,481	144,160
Exchange Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,339	2,641
Exchange Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	27,603	23,117
Interest Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	74,965	863,151
Interest Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	70,066	59,610
Interest Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	23,992	12,884
Equity and Credit Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	12,792	19,814
Equity Investments [Member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	0	16
Equity Investments [Member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	50	26
Fair Value [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	3,871	19,942
Fair value liabilities	1,680	17,613
Fair Value [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	1,720	15,059
Fair value liabilities	991	15,963
Fair Value [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	2,151	4,883
Fair value liabilities	689	1,650
Fair Value [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	339	1,584
Fair value liabilities	423	1,480
Fair Value [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	1,812	3,299
Fair value liabilities	266	170
Fair Value [member] | Exchange Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	406	2,559
Fair value liabilities	334	4,130
Fair Value [member] | Exchange Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	332	312
Fair value liabilities		6
Fair Value [member] | Exchange Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	1,691	3,206
Fair value liabilities	87	55
Fair Value [member] | Interest Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	515	11,612
Fair value liabilities	211	11,140
Fair Value [member] | Interest Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	7	1,272
Fair value liabilities	423	1,470
Fair Value [member] | Interest Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	121	84
Fair value liabilities	177	115
Fair Value [member] | Equity and Credit Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	799	888
Fair value liabilities	446	693
Fair Value [member] | Equity Investments [Member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	0	0
Fair value liabilities	0	4
Fair Value [member] | Equity Investments [Member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	0	9
Fair value liabilities	£ 2	£ 0